INCOME TAXES - Tax Losses (Details) $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 133,100
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	1,067
Unrecognized	4,718
Total	5,785
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | Tax Year 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	9
Unrecognized	3
Total	12
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | Tax Year 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	59
Unrecognized	3
Total	62
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | Tax Year 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	253
Unrecognized	35
Total	288
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | Tax Year 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	35
Unrecognized	44
Total	79
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | Tax Year 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	6
Total	6
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | Tax Year 2027 through 2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	711
Unrecognized	4,627
Total	$ 5,338